FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

8044 Montgomery Road, Suite 555

Cincinnati, OH 45236

(Address of principal executive offices)

James E. Gibson

8044 Montgomery Road, Suite 555

Cincinnati, OH 45236

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-985-3200

Date of Fiscal year-end: 12/31/2006

Date of reporting period: 7/1/2005 - 6/30/2006

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Item 1. Proxy Voting Record

======================= PACHOLDER HIGH YIELD FUND, INC. ========================

BALLY TOTAL FITNESS HOLDING CORP.

Ticker:       BFT            Security ID:  05873K108
Meeting Date: JAN 26, 2006   Meeting Type: Proxy Contest
Record Date:  DEC 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Eric Langshur              For       Did Not    Management
                                                          Vote
1.2   Elect Director Charles J. Burdick         For       Did Not    Management
                                                          Vote
1.3   Elect Director Barry R. Elson             For       Did Not    Management
                                                          Vote
2     Approve Omnibus Stock Plan                For       Did Not    Management
                                                          Vote
3     Ratify Auditors                           For       Did Not    Management
                                                          Vote
4     Company-Specific.Board-Related/Amend      Abstain   Did Not    Shareholder
      Articles/ByLaw Provisions                           Vote
5     Other Business                            For       Did Not    Management
                                                          Vote
1.1   Elect Director Charles J. Burdick         For       Did Not    Management
                                                          Vote
1.2   Elect Director Barry R. Elson             For       Did Not    Management
                                                          Vote
1.3   Elect Director Don R. Kornstein           For       Did Not    Management
                                                          Vote
2     Company-Specific.Board-Related/Amend      For       Did Not    Shareholder
      Articles/ByLaw Provisions                           Vote
3     Approve Omnibus Stock Plan                Against   Did Not    Management
                                                          Vote
4     Ratify Auditors                           For       Did Not    Management
                                                          Vote
5     Other Business                            For       Did Not    Management
                                                          Vote
1     Elect Director Charles J. Burdick         None      Did Not    Management
      (Nominated By Bally & Pardus)                       Vote
2     Elect Director Barry R. Elson (Nominated  None      Did Not    Management
      By Bally & Pardus)                                  Vote
3     Elect Director Don R. Kornstein           None      Did Not    Management
      (Nominated By Pardus)                               Vote
4     Company-Specific.Board-Related/Remove CEO For       Did Not    Shareholder
      and President                                       Vote
5     Company-Specific.Board-Related/Tenure of  For       Did Not    Shareholder
      Officers                                            Vote
6     Company-Specific.Board-Related/Remove     For       Did Not    Shareholder
      Officers of the Company                             Vote
7     Company-Specific.Board-Related/Removal of For       Did Not    Shareholder
      Paul A. Toback                                      Vote
8     Company-Specific.Board-Related/Amend      None      Did Not    Shareholder
      Articles/ByLaw Provisions                           Vote
9     Approve Omnibus Stock Plan                Against   Did Not    Management
                                                          Vote
10    Ratify Auditors                           None      Did Not    Management
                                                          Vote
11    Other Business                            For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

KAISER GROUP HOLDINGS, INC.

Ticker:       KGHI           Security ID:  483059101
Meeting Date: MAR 2, 2006    Meeting Type: Annual
Record Date:  JAN 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jon B. Bennett             For       For        Management
1.2   Elect Director Douglas W. McMinn          For       Withhold   Management
1.3   Elect Director Mark S. Tennenbaum         For       For        Management
1.4   Elect Director Frank E. Williams, Jr.     For       For        Management

--------------------------------------------------------------------------------

MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100
Meeting Date: MAY 9, 2006    Meeting Type: Annual
Record Date:  MAR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Thomas W. Cason            For       For        Management
1.2   Elect Director A.D. Correll               For       For        Management
1.3   Elect Director Terry G. Dallas            For       For        Management
1.4   Elect Director Thomas H. Johnson          For       For        Management
1.5   Elect Director John T. Miller             For       For        Management
1.6   Elect Director Edward R. Muller           For       For        Management
1.7   Elect Director Robert C. Murray           For       For        Management
1.8   Elect Director John M. Quain              For       For        Management
1.9   Elect Director William L. Thacker         For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 21, 2006   Meeting Type: Annual
Record Date:  MAY 22, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       Withhold   Management
1.2   Elect Director Carl J. Grivner            For       Withhold   Management
1.3   Elect Director Jon F. Weber               For       Withhold   Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       Withhold   Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       Withhold   Management

========== END NPX REPORT
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Any ballot marked `Abstain' is considered to have been voted. Ballots marked
`Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is `For' or `Against,' except where management has made no recommendation or has recommended that shareholders
`Abstain.'

Where management has recommended that shareholders `Abstain' from voting on a ballot item: 1) a ballot marked `Abstain' is considered to have been voted for management's recommendation to `Abstain' and 2) a ballot voted `For" or
`Against' is considered to have been voted against management's recommendation to `Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation
"N/A" is used to denote that there is no applicable recommendation compared to which a vote may be `For' or `Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By	/s/ David A. Groshoff
(Signature & Title) David A. Groshoff Chief Compliance Officer

Date  8/22/06